SHAREHOLDER’ EQUITY	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Equity [Abstract]
SHAREHOLDER’ EQUITY

NOTE 10. SHAREHOLDER’ EQUITY

Ordinary shares

In July 2024, Wong Li Hsien, OFA HK’s previous shareholder, sold 17,500 ordinary shares of OFA HK to FNHK Inc. and 32,500 shares to R-Opus Inc., while Chong Wai Wong, OFA HK’s previous shareholder, sold 17,500 ordinary shares of OFA HK to CP COWORK LIMITED and 32,500 shares to R-Opus Inc. Following the completion of the transactions, FNHK Inc., R-Opus Inc. and CP COWORK LIMITED became the new shareholders of OFA HK.

In August 2024, OFA Group was incorporated in the Cayman Islands and became the holding company pursuant to the Reorganization described in Note 1. In connection with the Reorganization, 50,000,000 authorized shares of OFA were designated as ordinary shares. Each ordinary share has $0.001 par value and is entitled to one vote. Upon the Reorganization, on August 24, 2024, OFA issued an aggregate of 7,711,111 ordinary shares to shareholders of OFA HK in exchange for respective equity interests that they held in OFA HK immediately before the Reorganization. Share data have been retrospectively restated to give effect to the reorganization that is discussed in Note 1.

On April 2 2024, the Company entered a $600,000 bridge loan agreement with Precursor Capital Limited (“Precursor”) to finance expenses related to the proposed listing. The loan bears interest at an annual rate of 12% and was convertible into 600,000 ordinary shares at a conversion price of $1 per share upon the election of conversion. On September 12, 2024, Precursor elected to convert the full outstanding principal of $600,000, and 600,000 ordinary shares were issued. For the year ended March 31, 2025, the total amount of offering costs and other general and administrative expenses incurred amounted to $520,547 which will be paid through the loan proceeds. The remaining balance of $79,453, which was not utilized for expenses, will be either paid in cash by Precursor to the Company or otherwise transferred in accordance with the terms of the agreement. As of September 30, 2025, the remaining balance was $42,453.

On March 25, 2024, the Company also entered into agreements with certain consultants and advisors for services provided in connection with the Company’s initial public offering. Under the terms of these agreements, on September 25, 2024, the Company issued an aggregate of 1,300,000 ordinary shares as consideration for advisory and consulting services rendered. The fair value of these ordinary shares was determined to be $0.066 per share, as valued by an independent third party using the income approach. Based on this fair value, the total share-based compensation recognized amounted to $85,800. Please refer to Note 10 for more information.

On May 22, 2025, the Company completed its IPO of 3,750,000 ordinary shares, par value $0.001 per share, at a public offering price of $4.00 per share, resulting in gross proceeds of approximately $15.0 million, before underwriting discounts and offering expenses. In connection with the IPO, the underwriters exercised their over-allotment option in full to purchase an additional 562,500 ordinary shares, par value $0.001 per share, at the public offering price of $4.00 per share. The over-allotment option exercise closed on June 5, 2025. Deferred offering costs of $266,028 were offset against the proceeds from the IPO.

The Company is authorized to issue 50,000,000 shares of ordinary shares, $0.001 par value. As of September 30, 2025 and March 31, 2025, the Company had issued and outstanding ordinary shares of 13,923,611 and 9,611,111, respectively. The ordinary shares were held in book entry form.

NOTE 8. SHAREHOLDER’ EQUITY

Ordinary shares

In July 2024, Wong Li Hsien, OFA HK’s previous shareholder, sold 17,500 ordinary shares of OFA HK to FNHK Inc. and 32,500 shares to R-Opus Inc., while Chong Wai Wong, OFA HK’s previous shareholder, sold 17,500 ordinary shares of OFA HK to CP COWORK LIMITED and 32,500 shares to R-Opus Inc. Following the completion of the transactions, FNHK Inc., R-Opus Inc. and CP COWORK LIMITED become the new shareholders of OFA HK.

In August 2024, OFA Group was incorporated in the Cayman Islands and became the holding company pursuant to the Reorganization described in Note 1. In connection with the Reorganization, 50,000,000 authorized shares of OFA were designated as ordinary shares. Each ordinary share has $0.001 par value and is entitled to one vote. Upon the Reorganization, on August 24, 2024, OFA issued an aggregate of 7,711,111 ordinary shares to shareholders of OFA HK in exchange for respective equity interests that they held in OFA HK immediately before the Reorganization. Share data have been retrospectively restated to give effect to the reorganization that is discussed in Note 1.

On April 2 2024, the Company entered a $600,000 bridge loan agreement with Precursor Capital Limited (“Precursor”) to finance expenses related to the proposed listing. The loan bears interest at an annual rate of 12% and was convertible into 600,000 ordinary shares at a conversion price of $1 per share upon the election of conversion. On September 12, 2024, Precursor elected to convert the full outstanding principal of $600,000, and 600,000 ordinary shares were issued. For the year ended March 31, 2025, the total amount of offering costs and other general and administrative expenses incurred amounted to $520,547 which will be paid through the loan proceeds. The remaining balance of $79,453, which was not utilized for expenses, will be either paid in cash by Precursor to the Company or otherwise transferred in accordance with the terms of the agreement.

On March 25, 2024, the Company also entered into agreements with certain consultants and advisors for services provided in connection with the Company’s initial public offering. Under the terms of these agreements, on September 25, 2024, the Company issued an aggregate of 1,300,000 ordinary shares as consideration for advisory and consulting services rendered. The fair value of these ordinary shares was determined to be $0.066 per share, as valued by an independent third party using the income approach. Based on this fair value, the total share-based compensation recognized amounted to $85,800. Please refer to Note 10 for more information.

The Company is authorized to issue 50,000,000 shares of ordinary shares, $0.001 par value. As of March 31, 2025 and 2024, the Company had issued and outstanding ordinary shares of 9,611,111 and 7,711,111, respectively. The ordinary shares were held in book entry form.